VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	7
Term of lease or charter	5 years
Number of years before option to buy vessel is available	6 years		6 years
Depreciation | $	$ 39,977	$ 36,100	$ 4,500
13,800 TEU Containership
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	4
10,600 TEU Containership
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	3
Minimum
Vessels under capital lease, net [Line Items]
Term of lease or charter	6 years		6 years
Maximum
Vessels under capital lease, net [Line Items]
Term of lease or charter	11 years		11 years